Financial instruments and financial risk factors - Schedule of future cash outflows for derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	$ 25,984	$ 23,705
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	1,678	1,700
1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	2,384	1,678
2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	2,838	2,384
3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	2,906	2,838
4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	3,321	2,906
5 to 10 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	10,633	11,475
Over 10 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	$ 2,224	$ 724